Revenue (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables present a disaggregation of our revenue from contracts with customers by revenue recognition pattern and geographical market:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)
By pattern of recognition (timing of transfer of services):
Point in time	$13,743	$12,953	$37,324	$34,891
Over time	114,791	76,198	317,166	210,630
Total	$128,534	$89,151	$354,490	$245,521
By Geographical Market:
United States	$118,721	$82,368	$325,179	$227,152
International	9,813	6,783	29,311	18,369
Total	$128,534	$89,151	$354,490	$245,521

The following tables present a disaggregation of our revenue from contracts with customers by revenue recognition pattern and geographical market for the years ended December 31, 2020 and 2019:
	2020	2019
	in thousands
By pattern of recognition (timing of transfer of services):
Point in time	$45,589	$21,968
Over time	291,936	220,174
Total	$337,525	$242,142
By Geographical Market:
United States	$310,472	$230,560
International	27,053	11,582
Total	$337,525	$242,142

Supplemental Balance Sheet Information
Supplemental balance sheet information related to contracts from customers as of:
	September 30, 2021	December 31, 2020
	(in thousands)
Accounts receivables	$31,699	$24,966
Contract assets	$13,595	$9,838
Deferred revenue	$21,677	$13,621
Customer deposits	$8,384	$8,247
Long-term deferred revenue	$2,511	$ 2,297

Supplemental balance sheet information related to contracts from customers as of December 31, 2020 and 2019 was as follows:
	2020	2019
	in thousands
Accounts receivables	$24,966	$17,447
Contract assets	9,838	8,421
Deferred revenue	13,621	11,646
Customer deposits	8,247	3,430
Long-term deferred revenue	2,297	2,211